ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Consideration Paid for Acquisition and Amounts of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid for the acquisition and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

(In US$ thousands)	Amount
Consideration and noncontrolling interest:
The consideration transferred	$510
The fair value of noncontrolling interest in FingerRockz	478

$988

Identifiable assets acquired and liabilities assumed:
Cash, receivables and other current assets	$585
Customer contracts	67
Payables and other current liabilities	(160)

Net	492
Goodwill	496

$988

Pro Forma Information of Results of Operations

The following unaudited pro forma results of operations for the years ended December 31, 2012 and 2013 are presented as if the acquisition had been consummated on January 20, 2012, the inception of FingerRockz:

	For the years ended December 31 (unaudited)
(in US$ thousands, except for loss per share)	2012	2013
Net revenues	$27,477	$15,040

Net loss attributable to GigaMedia shareholders	$(15,334)	$(34,845)

Basic and diluted loss per share	$(0.30)	$(0.69)